Intangible Assets (Details) - Schedule of intangible assets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
At cost [member]
Cost
Balance at Ending	$ 20,214,732	$ 19,358,908
Additions	9,550	2,496,621
Impairments		(1,673,340)
Balance at Ending	20,224,282	20,214,732
At cost [member] | Software [Member]
Cost
Balance at Ending	14,748,072	12,218,908
Additions	9,550	2,496,621
Impairments
Balance at Ending	14,757,622	14,748,072
At cost [member] | Customer Relationships [Member]
Cost
Balance at Ending	3,645,623	4,840,000
Additions
Impairments		(1,194,377)
Balance at Ending	3,645,623	3,645,623
At cost [member] | Tradename [Member]
Cost
Balance at Ending	514,445	750,000
Additions
Impairments		(235,555)
Balance at Ending	514,445	514,445
At cost [member] | Developed Technology [Member]
Cost
Balance at Ending	1,306,593	1,550,000
Additions
Impairments		(243,407)
Balance at Ending	1,306,593	1,306,593
Accumulated amortizationt [Member]
Cost
Balance at Ending	13,156,368	10,186,401
Balance at Ending	13,832,722	13,156,368
Accumulated amortization
Amortization	686,355	2,937,423
Accumulated amortizationt [Member] | Software [Member]
Cost
Balance at Ending	11,334,223	9,481,679
Balance at Ending	11,813,410	11,334,223
Accumulated amortization
Amortization	479,187	1,729,326
Accumulated amortizationt [Member] | Customer Relationships [Member]
Cost
Balance at Ending	1,037,144	403,333
Balance at Ending	1,125,743	1,037,144
Accumulated amortization
Amortization	88,599	691,430
Accumulated amortizationt [Member] | Tradename [Member]
Cost
Balance at Ending
Balance at Ending
Accumulated amortization
Amortization
Accumulated amortizationt [Member] | Developed Technology [Member]
Cost
Balance at Ending	775,000	301,389
Balance at Ending	893,569	775,000
Accumulated amortization
Amortization	118,569	516,667
Carrying amount [member]
Cost
Balance at Ending	7,058,366	9,172,507
Balance at Ending	6,381,563	7,058,366
Carrying amount [member] | Software [Member]
Cost
Balance at Ending	3,403,849	2,636,555
Balance at Ending	2,934,212	3,403,849
Carrying amount [member] | Customer Relationships [Member]
Cost
Balance at Ending	2,608,479	4,494,286
Balance at Ending	2,519,880	2,608,479
Carrying amount [member] | Tradename [Member]
Cost
Balance at Ending	514,445	750,000
Balance at Ending	514,445	514,445
Carrying amount [member] | Developed Technology [Member]
Cost
Balance at Ending	531,593	1,291,667
Balance at Ending	$ 413,024	$ 531,593